UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10349

Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.6% (3.0% of Total Investments)
$ 2,320	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	$ 2,042,760
	9/01/39 – SYNCORA GTY Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	282,574
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	401,018
	Center, Series 2006A, 5.000%, 12/01/31
3,280	Total Consumer Discretionary			2,726,352
	Consumer Staples – 8.5% (5.7% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
1,050	5.250%, 6/01/32	6/17 at 100.00	N/R	965,307
500	5.625%, 6/01/47	6/17 at 100.00	N/R	411,230
40,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	1,300,800
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
995	5.375%, 5/15/33	5/12 at 100.00	BBB	927,977
1,000	5.500%, 5/15/39	5/12 at 100.00	BBB	836,530
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/11 at 100.00	Baa3	672,344
	Bonds, Series 2001, 5.000%, 5/15/31
44,345	Total Consumer Staples			5,114,188
	Education and Civic Organizations – 14.3% (9.6% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A2	1,136,905
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BB+	458,275
	Series 2006, 5.625%, 9/01/38
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	650,386
	Series 2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	11/11 at 100.00	BBB–	248,543
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/12 at 100.50	AA+	419,441
	Series 2000, 5.250%, 7/01/30 – AGM Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	504,355
	Series 2004, 5.125%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	640,236
	University, Series 2004, Trust 1003, 13.587%, 1/01/13 (IF)
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	732,990
	College of Art, Series 2006, 5.000%, 6/01/30
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	532,823
	College of Art, Series 2007, 5.000%, 6/01/36
125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	118,601
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	501,415
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	647,850
	Center Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	Aa3	507,470
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	Aa3	530,585
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	726,609
	5.000%, 10/01/22
200	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	194,052
	5.000%, 11/01/31
8,375	Total Education and Civic Organizations			8,550,536
	Health Care – 32.3% (21.6% of Total Investments)
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	451,706
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	No Opt. Call	Baa3	221,420
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	511,790
	Healthcare, Series 2011A, 6.250%, 1/01/31 (WI/DD, Settling 9/01/11)
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	334,977
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	1/12 at 100.00	AA+	1,000,230
	Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A3	780,386
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,010,100
	General Hospital, Series 2002, 6.000%, 7/01/26
1,095	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	884,804
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	612,784
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	462,735
	Hospital, Series 2002, 5.125%, 7/01/35
520	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	1/12 at 100.00	A	511,618
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	980,000
	Institute, Series 2003, 5.500%, 7/01/33
480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA+	495,019
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	317,796
	System, Series 2011, 6.000%, 7/01/41
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	716,079
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,389,648
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	1/12 at 100.00	BBB	1,490,130
	Center Issue, Series 2001, 5.625%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Issue, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	358,871
780	5.500%, 7/01/42	7/17 at 100.00	BBB	714,230
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	694,050
	Medical Center, Series 2006, 5.000%, 7/01/36
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	819,224
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	1,435,905
	Cecil County, Series 2005, 5.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
980	5.750%, 1/01/38	1/18 at 100.00	BBB–	954,001
100	6.000%, 1/01/43	1/18 at 100.00	BBB–	100,042
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group,	12/11 at 100.00	AA	1,616,488
	Series 2001, 5.125%, 12/01/22
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/12 at 100.00	B3	462,686
	5.300%, 7/01/24
20,060	Total Health Care			19,326,719
	Housing/Multifamily – 9.2% (6.1% of Total Investments)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	12/11 at 100.00	Aaa	3,148,774
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,111,332
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	741,200
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA+	498,664
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
5,775	Total Housing/Multifamily			5,499,970
	Housing/Single Family – 11.9% (8.0% of Total Investments)
1,030	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	1,065,484
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
780	Maryland Community Development Administration Department of Housing and Community	3/20 at 100.00	Aa2	814,780
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	602,058
1,000	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,008,030
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	302,254
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	818,407
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	252,692
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	488,090
970	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	959,242
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
830	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	3/12 at 100.00	Aa2	830,216
	5.350%, 9/01/32 (Alternative Minimum Tax)
7,075	Total Housing/Single Family			7,141,253
	Industrials – 4.9% (3.3% of Total Investments)
1,345	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,329,411
	Facilities Project, Series 2010A, 5.750%, 6/01/35
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	419,877
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	7/11 at 100.00	BBB	1,161,638
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
2,905	Total Industrials			2,910,926
	Long-Term Care – 5.1% (3.4% of Total Investments)
860	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	794,907
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	397,180
	Series 2009B, 6.000%, 1/01/23
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown	1/21 at 100.00	N/R	515,630
	Community Issue, Series 2010, 6.250%, 1/01/45
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	268,185
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	495,130
220	5.250%, 1/01/27	1/17 at 100.00	N/R	181,425
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	397,586
	Retirement Community, Series 2007, 4.750%, 7/01/34
3,195	Total Long-Term Care			3,050,043
	Tax Obligation/General – 14.6% (9.7% of Total Investments)
150	Calvert County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds,	No Opt. Call	AAA	160,386
	Series 2003, 4.000%, 7/15/13
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	352,488
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	696,042
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001,	12/11 at 101.00	AA	520,312
	4.750%, 12/01/19
250	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2009B,	No Opt. Call	AAA	253,558
	3.000%, 3/01/12
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,170,850
	2005A, 5.000%, 7/01/15
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding	10/11 at 101.00	AAA	4,797,497
	Bonds, Series 2001, 5.250%, 10/01/18
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	11/11 at 100.00	AA+	770,308
	AGM Insured
8,310	Total Tax Obligation/General			8,721,441
	Tax Obligation/Limited – 17.8% (11.9% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	145,631
	Project, Series 2010, 6.100%, 7/01/40
140	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	141,911
	Project, Series 2002, 5.000%, 7/01/12
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/12 at 100.50	AA+	1,601,219
1,660	5.000%, 8/01/21	8/12 at 100.50	AA+	1,682,194
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/12 at 100.00	N/R	105,247
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
850	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,	7/20 at 100.00	A–	875,959
	Series 2010A, 5.000%, 7/01/30
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	319,340
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,201,770
	5.500%, 2/01/16
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	A2	1,013,770
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
1,945	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	1,746,065
	2005, 5.200%, 7/01/34
448	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	389,325
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	958,900
	7/01/31 – AMBAC Insured
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	497,380
	Lien Series 2010B, 5.250%, 10/01/29
10,733	Total Tax Obligation/Limited			10,678,711
	Transportation – 7.2% (4.8% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	1/12 at 100.00	N/R	650,072
1,000	5.000%, 7/01/34 – AMBAC Insured	1/12 at 100.00	N/R	945,290
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	834,113
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
1,780	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA+	1,906,594
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
4,180	Total Transportation			4,336,069
	U.S. Guaranteed – 13.1% (8.8% of Total Investments) (4)
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+ (4)	571,706
	Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,044,110
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	Aaa	1,465,387
	Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (4)	1,426,811
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	589,187
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
685	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	794,881
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	12/11 at 101.00	AAA	1,022,830
	Series 2001, 5.250%, 12/01/20 (Pre-refunded 12/01/11) – FGIC Insured
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	931,360
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)
7,205	Total U.S. Guaranteed			7,846,272
	Utilities – 4.7% (3.1% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	10/11 at 100.00	Baa1	961,299
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	11/11 at 100.00	N/R	1,002,169
	7.400%, 9/01/19 (Alternative Minimum Tax)
785	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	820,552
	FGIC Insured
2,785	Total Utilities			2,784,020
	Water and Sewer – 1.5% (1.0% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	298,354
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	569,397
	AMBAC Insured
825	Total Water and Sewer			867,751
$ 129,048	Total Investments (cost $89,179,540) – 149.7%			89,554,251
	Floating Rate Obligations – (6.4)%			(3,840,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.6)% (5)			(27,300,000)
	Other Assets Less Liabilities – 2.3%			1,422,639
	Net Assets Applicable to Common Shares – 100%			$ 59,836,890

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$89,554,251	$ —	$89,554,251

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 471,695
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(9,264)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	255
Transfers in to	—
Transfers out of	(462,686)
Balance at the end of period	$ —

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $85,569,968.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 2,616,236
Depreciation	(2,472,019)
Net unrealized appreciation (depreciation) of investments	$ 144,217

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011